Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of cash flow - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Parent Company Statements of Cash Flow [Abstract]
Net cash used in operating activities	$ (1)
Net cash used in investing activities
Net cash provided by financing activities
Net cash inflow	$ (1)